Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

Management has evaluated the effects of subsequent events that have occurred subsequent to December 31, 2011. There are no material events that would require recognition in the financial statements for the year ended December 31, 2011. Events occurring subsequent to December 31, 2011 not disclosed elsewhere in these financial statements are included in the section below.

Non-interest bearing loan from Sponsor

The Sponsor has committed to advance to the Company, by way of a non-interest bearing loan, an amount of up to $400,000 to be used to cover Cazador's ongoing cost and expenses relating to its operations and in connection with a potential initial business combination until the earlier of (i) consummation of an initial business combination or (ii) liquidation of the Company. This commitment was memorialized in a memorandum of understanding dated as of March 23, 2012 between the Company and the Sponsor. The company may seek additional funding from the Sponsors or any other sources in the future, to the extent required, for the consummation of an initial business combination."